OTHER EXPENSE (INCOME) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Care and maintenance	$ 45,000,000	$ 0	$ 47,000,000
Governmental fiscal claims	7,000,000	6,000,000	12,000,000
Cost of old tailings operations	9,000,000	14,000,000	9,000,000
Guinea public infrastructure contribution	0	0	8,000,000
Pension and medical defined benefit provisions	7,000,000	8,000,000	9,000,000
Royalty receivable impaired	0	4,000,000	0
Royalties received	(2,000,000)	(2,000,000)	(3,000,000)
Brazilian power utility legal settlement	0	0	(16,000,000)
Retrenchment and related costs	18,000,000	0	3,000,000
Legal fees and project costs	10,000,000	9,000,000	11,000,000
Refund from insurance claim	0	(5,000,000)	0
Other indirect taxes	18,000,000	23,000,000	3,000,000
Premium on settlement of bonds	24,000,000	0	0
Other (expenses) income	136,000,000	$ 57,000,000	$ 83,000,000
$750m Notes due 2022
Disclosure of attribution of expenses by nature to their function [line items]
Notional amount	$ 750,000,000
Interest rate (in percent)	5.125%